Other disclosures - Disclosure of home purchase loans in Spain (Details) - Home purchase loans - Spain - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Percentage secured by mortgage	99.66%
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	€ 59,927	€ 59,316
Gross carrying amount | Without collateral
Disclosure of credit risk exposure [line items]
Financial assets	201	208
Gross carrying amount | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	59,726	59,108
Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	729	789
Credit impaired | Gross carrying amount | Without collateral
Disclosure of credit risk exposure [line items]
Financial assets	6	11
Credit impaired | Gross carrying amount | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	€ 723	€ 778